Trade Accounts Receivables and Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Trade Accounts Receivables and Contract Liabilities [Abstract]
Schedule of Trade Accounts Receivables and Contract Liabilities
	2023	2022

Trade accounts receivables	19,171,243	5,275,047
Less: Expected credit losses	(18,202,132)	Nil
Less: Write-off	(927,519)	Nil
	41,592	5,275,047

Schedule of Trade Accounts Receivables	The age analysis of trade accounts receivables as at the end of the reporting period was as follows:
	Gross carrying amount		Expected credit loss		Expected credit loss rate
	2023	2022	2023	2022	2023	2022

Current	3,566,177	623,068	(3,524,585)	Nil	99%	Nil
More than 30 days past due	1,114,733	2,889	(1,114,733)	Nil	100%	Nil
More than 60 days past due	2,228,819	Nil	(2,228,819)	Nil	100%	Nil
More than 120 days past due	1,652,053	1,753	(1,652,053)	Nil	100%	Nil
More than 150 days past due	9,681,942	4,647,337	(9,681,942)	Nil	100%	Nil
	18,243,724	5,275,047	(18,202,132)	Nil